Provisions (Tables)	12 Months Ended
Dec. 31, 2024
Text block [abstract]
Changes in provisions
Changes in provisions for the years ended December 31, 2024 and 2023 are as follows:

(In millions of won)
	2024								As of December 31, 2024
	Beginning balance		Increase	Utilization	Reversal	Changes in consolidation scope	Other(*)	Ending balance	Current	Non-current
Provision for restoration	₩	120,024	6,475	(3,555)	(1,053)	(351)	(1,917)	119,623	49,579	70,044
Emission allowance		1,182	1,410	(130)	(2,025)	—	—	437	437	—
Other provisions		218	—	—	(218)	—	—	—	—	—

	₩	121,424	7,885	(3,685)	(3,296)	(351)	(1,917)	120,060	50,016	70,044

(*)	Other includes amounts reclassified as liabilities held for sale for the year ended December 31, 2024.

(In millions of won)
	2023							As of December 31, 2023
	Beginning balance		Increase	Utilization	Reversal	Other	Ending balance	Current	Non-current
Provision for restoration	₩	115,089	8,041	(2,397)	(714)	5	120,024	37,073	82,951
Emission allowance		2,186	2,404	(635)	(2,773)	—	1,182	1,182	—
Other provisions		1,823	—	(1,005)	(108)	(492)	218	—	218

	₩	119,098	10,445	(4,037)	(3,595)	(487)	121,424	38,255	83,169